Business Division Information and Geographical Segments (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales revenue	$ 1,065,757	$ 148,586	$ 2,069,398	$ 265,131	$ 1,634,602	$ 741,785
United States [Member]
Sales revenue	42,037	$ 42,331	53,527	$ 66,777	167,732	$ 384,983
Europe [Member]
Sales revenue	536,618		963,236		500,268
United Kingdom [Member]
Sales revenue	$ 487,102	$ 106,255	$ 1,052,635	$ 198,354	$ 966,602	$ 356,802